Inventories	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
INVENTORIES

NOTE 4 - INVENTORIES:

	December 31
	2025	2024
	U.S. dollars in thousands

Work in process	5,008	4,547
Finished goods	5,109	5,608
	10,117	10,155

Inventories write-downs amounted to $115 thousand, $867 thousand and $1,097 thousand during the years ended December 31, 2025, 2024 and 2023, respectively. Inventories write-downs are recorded in cost of revenues.